Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Participant Contribution, Receivable	$ 7,500
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Participant Contribution, Receivable	7,500
EBP003Member
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Form 5500 Caption, Participant Loans	6,676	$ 6,268
EBP, Participant Contribution, Receivable	6	3
EBP, Employer Contribution, Receivable	0	3
EBP, Form 5500 Caption, Receivables, Other	104	108
EBP, Receivable	6,786	6,382
EBP, Net Asset Available for Benefit	1,065,069	989,656
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	892,067	816,199
EBP, Form 5500 Caption, Participant Loans	6,676	6,268
EBP, Net Asset Available for Benefit	1,065,069	989,656
EBP, Liability	(128)	(108)
EBP, Asset	1,065,197	989,764
EBP, Receivable	6,786	6,382
EBP, Participant Contribution, Receivable	6	3
EBP, Employer Contribution, Receivable	0	3
EBP, Form 5500 Caption, Receivables, Other	104	108
EBP003Member | End of Period
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	1,065,069	989,656
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	1,065,069	989,656
EBP003Member | Fair Value, Inputs, Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,058,411	983,382
EBP, Self-Directed Brokerage Account | EBP003Member
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,579	17,106
EBP, Employer, Common Stock Fund | EBP003Member
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	146,765	150,077
Common Collective Trust | EBP003Member
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 892,067	$ 816,199